Segment information - Geographical areas (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of geographical location
Number of reportable segments | segment	1
Revenue	$ 44,351	$ 37,417	$ 26,617
UK | Operating segments
Disclosure of geographical location
Revenue	3,117	3,245	1,741
Outside the UK
Disclosure of geographical location
Revenue	41,234	34,172	24,876
Europe
Disclosure of geographical location
Revenue	8,909	7,827	4,836
France
Disclosure of geographical location
Revenue	1,107	915	653
Germany
Disclosure of geographical location
Revenue	1,902	1,486	937
Italy
Disclosure of geographical location
Revenue	735	577	431
Spain
Disclosure of geographical location
Revenue	738	578	398
Sweden
Disclosure of geographical location
Revenue	1,721	2,322	1,026
Others, Europe
Disclosure of geographical location
Revenue	2,706	1,949	1,391
The Americas
Disclosure of geographical location
Revenue	19,619	14,022	10,312
Canada
Disclosure of geographical location
Revenue	1,166	772	596
US
Disclosure of geographical location
Revenue	17,278	12,047	8,955
Other Americas excluding US and Canada
Disclosure of geographical location
Revenue	1,175	1,203	761
Asia, Africa And Australasia
Disclosure of geographical location
Revenue	12,706	12,323	9,728
Australia
Disclosure of geographical location
Revenue	571	547	282
China
Disclosure of geographical location
Revenue	5,743	6,002	5,345
Japan
Disclosure of geographical location
Revenue	3,986	3,395	2,567
Other Asia, Africa and Australasia excluding Australia, China and Japan
Disclosure of geographical location
Revenue	$ 2,406	$ 2,379	$ 1,534